Tax assets and liabilities	12 Months Ended
Dec. 31, 2024
Tax assets and liabilities
Tax assets and liabilities

C7    Tax assets and liabilities

Accounting policies on deferred tax are included in note B3. Deferred tax assets and deferred tax liabilities in the statement of financial position are offset at an entity level (or in some cases at a jurisdiction level where relevant tax grouping rules apply) as permitted under IAS 12.

C7.1  Current tax

At 31 December 2024, of the $31 million (31 December 2023: $34 million) current tax recoverable, the majority is expected to be recovered within 12 months of the reporting period.

At 31 December 2024, the current tax liability of $238 million (31 December 2023: $275 million) includes $95 million (31 December 2023: $93 million) of provisions for uncertain tax matters. Further detail is provided in note B3.2.

C7.2  Deferred tax

The statement of financial position contains deferred tax assets of $142 million(31 December 2023: $156 million) and deferred tax liabilities of $1,514 million (31 December 2023: $1,250 million), which are presented on a net basis in each of the categories below for the purpose of this movement analysis only:

	2024 $m
			Other
			movements
	Net deferred		including	Net deferred
	tax (assets)	Movement in	foreign	tax (assets)
	liabilities at	income	exchange	liabilities at
	1 Jan	statement	movements	31 Dec
Unrealised losses or gains on investments	129	32	(13)	148
Balances relating to insurance and reinsurance contracts	1,170	260	(22)	1,408
Short-term temporary differences	(94)	28	6	(60)
Unused tax losses	(111)	(17)	4	(124)
Net deferred tax liabilities	1,094	303	(25)	1,372

	2023 $m
			Other
			movements
	Net deferred		including	Net deferred
	tax (assets)	Movement in	foreign	tax (assets)
	liabilities	income	exchange	liabilities
	at 1 Jan	statement	movements	at 31 Dec
Unrealised losses or gains on investments	(129)	268	(10)	129
Balances relating to insurance and reinsurance contracts	1,255	(87)	2	1,170
Short-term temporary differences	(96)	2	–	(94)
Unused tax losses	(31)	(79)	(1)	(111)
Net deferred tax liabilities	999	104	(9)	1,094

The Group has applied the mandatory exemption from recognising and disclosing information on the associated deferred tax assets and liabilities at 31 December 2024 as required by the amendments to IAS 12 ‘International Tax Reform – Pillar Two Model Rules’.

At 31 December 2024 the Group has unused tax losses and deductible temporary differences of $1,477 million (31 December 2023: $1,319 million) in respect of which no deferred tax asset has been recognised. Of the unrecognised amounts, $123 million (31 December 2023: $108 million) relates to unused tax losses that will expire within the next ten years (potential tax benefit: $26 million) and the remainder of $1,354 million (31 December 2023: $1,211 million) has no expiry date (potential tax benefit: $260 million).

Some of the Group’s businesses are located in jurisdictions in which a withholding tax charge is incurred upon the distribution of earnings. At 31 December 2024, deferred tax liabilities of $262 million (31 December 2023: $225 million) has not been recognised in respect of such withholding taxes as the Group is able to control the timing of the distributions and it is probable that the timing differences will not reverse in the foreseeable future.